Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Services - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 5,453,241	$ 3,122,324	$ 6,294,667
Advisory and transaction service [Member]
Revenues
Total revenues	1,890,814	2,000,219	3,878,847
Corporate business training service [Member]
Revenues
Total revenues	3,232,486	256,356	1,467,563
Corporate consulting service [Member]
Revenues
Total revenues	326,292	862,081	839,531
Others [Member]
Revenues
Total revenues	$ 3,649	$ 3,668	$ 108,726